Significant accounting policies	12 Months Ended
Dec. 31, 2022
Significant accounting policies
Significant accounting policies

2.Significant accounting policies

(a)	Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”).

These consolidated financial statements have been prepared on a historical cost basis. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting except for cash flow information.

The policies applied in these consolidated financial statements are based on IFRSs issued and outstanding as of March 28, 2023, the date the Board of Directors approved the statements.

(b)Basis of consolidation

These consolidated financial statements consolidate the accounts of the Corporation and its wholly owned subsidiary, Cardiol Therapeutics USA Inc. ("Cardiol USA"), incorporated under the laws of Delaware. Control exists when the Corporation has the power, directly or indirectly, to govern the financial and operating policies of an entity so as to obtain benefits from its activities. The subsidiary is fully consolidated from the date on which control is obtained by the Corporation and is de-consolidated from the date control ceases. Intercompany transactions and balances are eliminated.

(c)Functional and presentation currency

These consolidated financial statements are presented in Canadian dollars, being the functional currency of the Corporation. The functional currency for the Corporation is determined by the currency of the primary economic environment in which it operates (“the functional currency”).

At the end of each reporting year, monetary assets and liabilities denominated in foreign currencies are translated at the rates of exchange prevailing at that date; non-monetary assets and liabilities carried at fair value that are denominated in foreign currencies are translated at the rates of exchange prevailing at the date when fair value was determined; and non-monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are not retranslated. Such exchange differences arising from retranslation at year-end are recognized in the statement of loss and comprehensive loss.

2.	Significant accounting policies (continued)
(d)	Financial instruments

Recognition

The Corporation recognizes a financial asset or financial liability on the statement of financial position when it becomes party to the contractual provisions of the financial instrument. Financial assets are initially measured at fair value and are derecognized either when the Corporation has transferred substantially all the risks and rewards of ownership of the financial asset, or when cash flows expire. Financial liabilities are initially measured at fair value and are derecognized when the obligation specified in the contract is discharged, cancelled, or expired.

A write-off of a financial asset (or a portion thereof) constitutes a derecognition event. A write-off occurs when the Corporation has no reasonable expectations of recovering the contractual cash flows on a financial asset.

Classification and Measurement

The Corporation determines the classification of its financial instruments at initial recognition. Financial assets and financial liabilities are classified according to the following measurement categories:

●	those to be measured subsequently at fair value, either through profit or loss (“FVTPL”) or through other comprehensive income (“FVTOCI”); and,
●	those to be measured subsequently at amortized cost.

The classification and measurement of financial assets after initial recognition at fair value depends on the business model for managing the financial asset and the contractual terms of the cash flows. Financial assets that are held within a business model whose objective is to collect the contractual cash flows, and that have contractual cash flows that are solely payments of principal and interest on the principal outstanding, are generally measured at amortized cost at each subsequent reporting period. All other financial assets are measured at their fair values at each subsequent reporting period, with any changes recorded through profit or loss or through other comprehensive income (which designation is made as an irrevocable election at the time of recognition).

After initial recognition at fair value, financial liabilities are classified and measured at either:

●	amortized cost;
●	FVTPL, if the Corporation has made an irrevocable election at the time of recognition, or when required (for items such as instruments held for trading or derivatives); or,
●	FVTOCI, when the change in fair value is attributable to changes in the Corporation’s credit risk.

The Corporation reclassifies financial assets when and only when its business model for managing those assets changes. Financial liabilities are not reclassified.

Transaction costs that are directly attributable to the acquisition or issuance of a financial asset or financial liability classified as subsequently measured at amortized cost are included in the fair value of the instrument on initial recognition. Transaction costs for financial assets and financial liabilities classified at fair value through profit or loss are expensed in profit or loss.

2.Significant accounting policies (continued)

(d)Financial instruments (continued)

Classification and Measurement (continued)

The Corporation’s financial assets consist of cash and cash equivalents and accounts receivable, which are classified and measured at amortized cost. The Corporation’s financial liabilities consist of accounts payable and accrued liabilities, and lease liability which are classified and measured at amortized cost, and derivative liabilities which are classified and measured at FVTPL.

Impairment

The Corporation assesses all information available, including on a forward-looking basis the expected credit losses associated with any financial assets carried at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk. To assess whether there is a significant increase in credit risk, the Corporation compares the risk of a default occurring on the asset as at the reporting date with the risk of default as at the date of initial recognition based on all information available, and reasonable and supportive forward-looking information.

(e)	Impairment of non-financial assets

At the end of each reporting period, the Corporation reviews the carrying amounts of its non-financial assets to determine whether there is any indication that those assets have suffered an impairment loss. Where such an indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss. The recoverable amount is the higher of an asset’s fair value less cost to sell and its value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount. An impairment loss is recognized immediately in the statement of loss and comprehensive loss.

(f)	Property and equipment

Property and equipment are stated at cost, less accumulated depreciation and accumulated impairment losses. The initial cost of an asset comprises its purchase price or construction cost, any costs directly attributable to bringing the asset into operation, the initial estimate of the rehabilitation obligation, and for qualifying assets, borrowing costs. The purchase price or construction cost is the aggregate amount paid and fair value of any other consideration given to acquire the asset. When parts of an item of property and equipment have different useful lives, they are accounted for as separate items (major components) of property and equipment.

Property and equipment are amortized as follows:

Computer equipment	30% per annum
Office equipment	20% per annum
Equipment	30% per annum
Right-of-use asset	straight-line basis over the 5-year term of the lease
Leasehold improvements	straight-line basis over the 5-year term of the lease

2.Significant accounting policies (continued)

(f)	Property and equipment (continued)

An item of property and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the statement of loss and comprehensive loss when the asset is derecognized. The assets’ residual values, useful lives, and methods of depreciation are reviewed each reporting period, and adjusted prospectively if appropriate.

(g)	Cash and cash equivalents

Cash and cash equivalents in the statements of financial position comprise cash at banks and short-term bank deposits with original maturity of three months or less. The Corporation’s cash is invested with major financial institutions in business accounts that are available on demand by the Corporation for its programs.

(h)Research and development costs

Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, is expensed as incurred. Development activities involve a plan or design for the production of new or substantially improved products and processes. A development expenditure is capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable and the Company intends to and has sufficient resources to complete development and to use or sell the asset. These criteria are usually met when a regulatory filing has been made in a major market and approval is considered highly probable. The expenditure capitalized includes the cost of materials, direct labour, and overhead costs that are directly attributable to preparing the asset for its intended use.

During the years ended December 31, 2022, 2021 and 2020, no development expenditures were capitalized.

(i)	Revenue recognition

The Corporation recognizes revenue from customers when control of the goods is transferred to the customer, at an amount that reflects the consideration to which the Corporation expects to be entitled in exchange for those goods. Sales tax collected from customers and remitted to governmental authorities are accounted for on a net basis and therefore are excluded from revenues in the statements of loss and comprehensive loss. Contracts are not written to include advertising allowances, tiered discounts, or any other performance obligation. Since there is only a single performance obligation, there is no allocation of the transaction price.

Per Corporation policy, any product that does not meet the contract mandated standards can be returned within the first 5 days of delivery in exchange for another product or for a full refund. The Corporation accounts for customer returns utilizing the “expected value method.”

Expected amounts are excluded from revenue and recorded as a “refund liability” that represents the Corporation’s obligation to return the customer’s consideration. Estimates are based on actual historical data. Under IFRS 15, the Corporation must also recognize a “return asset” for the value of goods recovered. The Corporation currently destroys all returned product for safety and quality purposes, and as such, no return asset is recognized.

2.Significant accounting policies (continued)

(j)Income taxes

Income tax on the profit or loss for the years presented comprises current and deferred tax. Income tax is recognized in profit or loss except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.

Current tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at year end, adjusted for amendments to tax payable with regards to previous years.

Deferred tax is provided using the asset and liability method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Temporary differences are not provided for goodwill not deductible for tax purposes and the initial recognition of assets or liabilities that affect neither accounting nor taxable profit. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the financial position reporting date.

A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. To the extent that the Corporation does not consider it probable that a deferred tax asset will be recovered, it provides a valuation allowance against that excess.

(k)	Loss per share

The Corporation presents basic and diluted loss per share data for its common shares, calculated by dividing the loss attributable to common shareholders of the Corporation by the weighted average number of common shares outstanding during the year. Diluted loss per share is determined by adjusting the loss attributable to common shareholders and the weighted average number of common shares outstanding for the effects of all instruments outstanding that may add to the total number of common shares.

(l)	Intangible assets

Intangible assets are stated at cost, less accumulated amortization and accumulated impairment losses. Intangible assets with finite useful lives are amortized over their estimated useful lives. The exclusive global license's useful life is 9 years.

(m)	Share-based transactions

The fair value of share-based transactions are recognized as an expense with a corresponding increase in equity. An individual is classified as an employee when the individual is an employee for legal or tax purposes (direct employee) or provides services similar to those performed by a direct employee, including directors of the Corporation.

The fair value of stock options issued to employees is measured at the grant date and recognized on a graded-vesting basis over the period during which the options vest. Stock options issued to non-employees are measured at the fair value of the goods or services received or the fair value of the equity instruments issued if it is determined the fair value of the goods or services cannot be reliably measured, and are recorded at the date the goods or services are received. The fair value of the options granted to employees is measured using the Black-Scholes option pricing model, taking into account the terms and conditions upon which the options were granted. Consideration paid for the shares on the exercise of stock options is credited to share capital. At each financial position reporting date, the amount recognized as an expense is adjusted to reflect the actual number of share options that are expected to vest.

2.Significant accounting policies (continued)

(n)	Inventory

Inventories are valued at the lower of cost and net realizable value. The cost of raw materials is determined on a specific identification basis for materials that are segregated for a specific project and otherwise on a first-in, first-out basis.

(o)	Investment tax credits

The investment tax credits (“ITC”) are amounts considered recoverable from the Canadian federal and provincial governments under the Scientific Research & Experimental Development (“SR&ED”) incentive program. The amounts claimed under the program represent amounts based on management estimates of eligible research and development costs incurred during the year. Realization is subject to government approval. Refundable ITCs claimed relating to qualifying expenditures are recorded to other income.